Reverse Capitalization and Business Combination (Tables)	12 Months Ended
Jun. 30, 2023
Reverse Capitalization and Business Combination
Schedule of impact of merger on the historical share capital

	Legacy Tritium	Tritium DCFC
	Holdings at	at June 30,
	June 30, 2021	2021
Common stock	73,254,797	107,806,361
Treasury shares	(5,361,826)	(7,890,800)
Class C shares	5,468,249	8,052,499